As filed with the Securities and Exchange Commission on January 5, 2021

Securities Act File No. 002-83631

Investment Company Act File No. 811-03738

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 102	☒

and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 101	☒

(Check appropriate box or boxes)

VALIC Company I

(Exact Name of Registrant as Specified in Charter)

2919 Allen Parkway, Houston, Texas 77019

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 445-7862

Kathleen D. Fuentes, Esq.

VALIC Company I

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311-4992

(Name and Address of Agent for Service)

The Corporation Trust Company

300 East Lombard Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copy to:

Counsel for the Fund:

David M. Leahy, Esq.

Sullivan & Worcester LLP

1666 K. Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on January 11, 2021 pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Asset Allocation Fund.

Explanatory Note

This Post-Effective Amendment No. 102 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 101 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of VALIC Company I (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 11, 2021, the effectiveness of the registration statement for Asset Allocation Fund, filed in Post-Effective Amendment No. 98 on October 26, 2020, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 102 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 98 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, VALIC Company I (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New Jersey and the State of New Jersey on January 5, 2021.

VALIC Company I (Registrant)
on behalf of its series,
Asset Allocation Fund

By:	/s/ JOHN T. GENOY
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ JOHN T. GENOY	President	January 5, 2021
John T. Genoy	(Principal Executive Officer)

/s/ GREGORY R. KINGSTON	Treasurer (Principal Financial and Accounting Officer)	January 5, 2021
Gregory R. Kingston

*	Director	January 5, 2021
Thomas J. Brown

*	Director	January 5, 2021
Yvonne Montgomery Curl

*	Director	January 5, 2021
Judith L. Craven

*	Director	January 5, 2021
Timothy J. Ebner

*	Director	January 5, 2021
Gustavo E. Gonzales, Jr.

*	Director	January 5, 2021
Peter A. Harbeck

*	Director	January 5, 2021
Kenneth J. Lavery

*	Director	January 5, 2021
Eric S. Levy

*	Director	January 5, 2021
John E. Maupin, Jr.

*By: /s/ EDWARD J. GIZZI
Edward J. Gizzi Attorney-in-Fact		January 5, 2021